Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2024
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

Note 8. Financial assets and financial liabilities

(a)	Cash and cash equivalents

	30 June 2024	30 June 2023
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	11,657,315	17,159,764
Total	11,657,315	17,159,764

(b)	Trade and other receivables

	30 June 2024	30 June 2023
	A$	A$
Current
Trade receivables[1]	607,436	46,949
Loss allowance	(16,233)	(27,920)
Accrued income – Australian R&D tax incentive refund[2]	768,370	398,391
Other income receivables – R&D grants[3]	28,000	-
Total	1,387,573	417,420

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

[3]	The group has recognized $28,000 of EMDG grant in other income receivable for the current financial year (2023:nil).

(c)	Financial assets

The group classifies the following as financial assets recognised at fair value through profit or loss (FVPL) as part of Immuron’s strategic investment in Ateria:

●	Immuron was entitled to 735,000 share options with a total exercise price of £1,470,000, expiring on 31 July 2023, which Immuron subsequently elected not to exercise; and

●	On 22 February 2024 Immuron received 471,306 shares in Ateria upon satisfying performance milestones.

Financial assets mandatorily measured at FVPL include the following:

		30 June 2024	30 June 2023
	Notes	A$	A$

Current
Ateria share options	8(c)(iii)	-	221,620
Ateria contingent consideration receivable	8(c)(iii)	-	1,612,414
		-	1,834,034

(i)	Recognized fair value measurements

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards.

Recurring fair value measurements	Notes	Level 2	Level 3	Total
		$	$	$
At 30 June 2024
Financial assets
Ateria share options		-	-	-
Ateria contingent consideration receivable		-	-	-
Total financial assets		-	-	-

Recurring fair value measurements	Notes	Level 2	Level 3	Total
At 30 June 2023		$	$	$
Financial assets
Ateria share options		221,620	-	221,620
Ateria contingent consideration receivable		-	1,612,414	1,612,414
Total financial assets		221,620	1,612,414	1,834,034

(ii)	Amounts recognised in profit or loss

During the year, the following losses were recognised in profit or loss:

	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$
Fair value gains/(losses) to financial assets	(557,676)	(523,666)	-

(iii)	Fair value of financial assets

The assessed fair value of Ateria share options at acquisition and reporting date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

Reconciliation	Level 2	Level 3	Total
	$	$	$
Financial assets
Balance at acquisition date	221,620	1,612,414	1,834,034
Fair value gains/(losses) to financial assets	(221,620)	(336,056)	(557,676)
Net foreign exchange gains	-	20,595	20,595
Share of loss from associates*	-	(101,603)	(101,603)
Issue of Ateria contingent shares*	-	(1,195,350)	(1,195,350)
Balance at 30 June 2024	-	-	-

*	Note: (refer to Note 10(b)).

Ateria share options at 30 June 2023

As at 30 June 2023, the fair value of Ateria share options were determined using the following inputs:

Value date	Expiry date	Exercise price	No. of options	Share price at grant date	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option
2023-06-30	2023-07-31	£2.00	735,000	£1.85	100.00%	0.00%	4.18%	£0.1583

Ateria contingent consideration receivable at 30 June 2023

As disclosed in Note 10, Ateria contingent consideration receivable was recognized in relation to the acquisition of the interest in Ateria.

The assessed fair value of Ateria contingent consideration receivable at acquisition date and reporting date was determined at arm’s length using the last traded share price of £1.85 on 28 February 2023 and the expected number of shares to be received of 457,577.

Given positive progress being made in establishing brand identity and sales growth, the most recent capital raising price continues to be the best determination of fair value for Ateria’s shares given that they do not trade on an active market. No reasonably possible changes would result in a material change in value.

The number of shares to be received in Ateria is dependent on the financial performance of Ateria. If Ateria achieves a revenue goal for the calendar year 2023 of above £1 million, the number of shares to be received reduces on a linear basis. The shares were received on 22 February 2024.

(d) Other current assets

	30 June 2024	30 June 2023
	A$	A$

Prepayments	96,841	158,151
Total	96,841	158,151

(e) Trade and other payables

	30 June 2024 A$	30 June 2023 A$
Current
Trade payables	648,851	790,919
Accrued expenses	1,445,451	394,026
Other payables	41,550	7,824
Total	2,135,852	1,192,769

(f) Deferred income

	30 June 2024 A$	30 June 2023 A$
Current
Deferred grant income	-	698,195
Total	-	698,195

For the period ended 30 June 2024, the group received $1,901,263 R&D grant from Medical Technology Enterprise Consortium (MTEC) in cash. Refer to Note 3 for further information on income recognized from MTEC during the year.